Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.60%
Innovator U.S. Equity Ultra Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $556.78 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
Innovator U.S. Equity Ultra Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $380.95 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity Ultra Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $655.35 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.00%)